Fair Value of Financial Instruments - Assets Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying value and estimated fair value of financial instruments
Other real estate, fair value		$ 72,300	$ 96,800
Gain on investment in lima one common equity		$ 38,933	$ 0	$ 0
Lima One
Carrying value and estimated fair value of financial instruments
Gain on investment in lima one common equity	$ 38,900